     MANAGERS DISCUSSION AND ANALYSIS

Hewitt Money Market Fund

PERFORMANCE AS OF 8/31/99  Thirty-Day Yield
-------------------------------------------

Administrative Shares           4.56%
Institutional Shares            4.86%

The thirty-day yield is an annualized yield for the thirty-day period ended Au-gust 31, 1999. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The NAV of the Administrative Shares remained stable at $100.02 per share from March 1, 1999 to August 31, 1999. The NAV of the Institutional Shares increased from $100.30 on March 1, 1999 to $100.37 on August 31, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $2.18 per share for Administrative Shares and $2.26 for Institutional Shares during this period. Of course, past performance is no guarantee of future results.

The Master Portfolio (1) invests in high-quality, short-term government and corporate debt. During the first two quarters of fiscal year 1999, the Master Portfolio extended the average maturity of investments in its portfolio by selectively buying higher-yielding six- and 12-month cash instruments. In addition to these longer-term money market investments, the Fund purchased floating-rate securities to take advantage of the changing interest-rate environment. These investments are more attractive when interest rates are rising: if rates increase, the investments pay more interest; if rates decrease, they pay less interest.

The performance of the Master Portfolio for the first six months of the fiscal year was driven by two factors: two interest-rate increases by the Federal Reserve Board and investor concern over Year 2000 technology problems.

Between February 28, 1999, and August 31, 1999, the Federal Reserve Board raised the short-term interest rate from 4.75% to 5.25%. There were many indicators of a strong U.S. economy: low unemployment, record-breaking housing sales, high consumer demand, and an extremely healthy automobile market. These signs increased demand for the relative stability of money market investments among investors anxious about the possibility of additional interest-rate hikes.

Higher demand for the liquidity that money market securities offer also drove prices up at the end of the second quarter of the fiscal year. Anticipating Year 2000 technology problems, many banks and short-term-security issuers started lining up their borrowing needs early.

The Master Portfolio's investment strategy worked well for the first half of the fiscal year. Performance lagged only slightly behind the performance of its benchmark--three-month U.S. Treasury bills--partially as a result of the administrative and management fees that are deducted from the total return.

(1) Hewitt Money Market Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors advises the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain events involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio.

                            HEWITT MONEY MARKET FUND

                       STATEMENT OF ASSETS & LIABILITIES
                          AUGUST 31, 1999 (Unaudited)

ASSETS
Investment:
Interest in Master Portfolio, at market value (Note 1)............. $80,545,753
Receivables:
  Due from Hewitt Associates LLC (Note 2)..........................      59,780
                                                                    -----------
Total Assets.......................................................  80,605,533
                                                                    -----------
LIABILITIES
Payables:
  Other accrued expenses...........................................     147,924
  Distribution to shareholders.....................................     292,507
                                                                    -----------
Total Liabilities..................................................     440,431
                                                                    -----------
TOTAL NET ASSETS                                                    $80,165,102
                                                                    ===========
Net assets consist of:
  Paid-in capital..................................................  80,165,102
                                                                    -----------
TOTAL NET ASSETS................................................... $80,165,102
                                                                    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Administrative Shares
Net Assets......................................................... $48,660,580
Shares outstanding.................................................     486,501
Net asset value and offering price per share....................... $    100.02
Institutional Shares
Net Assets......................................................... $31,504,522
Shares outstanding.................................................     313,873
Net asset value and offering price per share....................... $    100.37



   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                            STATEMENT OF OPERATIONS
        For the Period From March 1, 1999 to August 31, 1999 (Unaudited)

NET INVESTMENT INCOME
  ALLOCATED FROM MASTER PORTFOLIO
  Interest.......................................................... $1,656,842
  Expenses (Note 2).................................................    (32,983)
                                                                     ----------
  Net Investment Income Allocated from Master Portfolio.............  1,623,859
EXPENSES (NOTE 2)
  Administration fees--Administrative Shares........................     23,737
  Administration fees--Institutional Shares.........................      9,084
  Shareholder servicing fees--Administrative Shares.................     59,344
  Shareholder servicing fees--Institutional Shares..................     18,167
  Distribution costs--Administrative Shares.........................     59,344
  Legal fees........................................................     37,808
  Fund accounting and transfer agent fees...........................     35,288
  Printing cost.....................................................     20,165
  Registration fees.................................................     20,037
  Audit fees........................................................     16,449
  Other.............................................................      8,319
                                                                     ----------
Total Expenses......................................................    307,742
Less:
  Fees reimbursed by Hewitt Associates LLC (Note 2).................   (122,796)
                                                                     ----------
Total Net Expenses..................................................    184,946
                                                                     ----------
NET INVESTMENT INCOME...............................................  1,438,913
                                                                     ----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments..........................        190
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $1,439,103
                                                                     ==========


   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            For the Period From
                                         For the Six Months   October 1, 1998
                                               Ended         (commencement of
                                          August 31, 1999     operations) to
                                            (Unaudited)      February 28, 1999
                                         ------------------ -------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income.................    $  1,438,913       $    540,646
  Net realized gain on sale of
   investments..........................             190                  0
                                            ------------       ------------
Net increase in net assets resulting
 from operations........................       1,439,103            540,646
                                            ------------       ------------
Distributions to shareholders:
  From net investment income
    Administrative Shares...............      (1,016,647)          (423,411)
    Institutional Shares................        (422,266)          (117,235)
  From net realized gain on sale of
   investments
    Administrative Shares...............            (128)                 0
    Institutional Shares................             (62)                 0
Capital share transactions:
  Administrative Shares
  Proceeds from shares sold.............      46,246,915         59,583,039
  Reinvestment of dividends.............         838,382            423,168
  Reinvestment of capital gains.........              16                  0
  Cost of shares redeemed...............     (44,340,512)       (14,090,428)
                                            ------------       ------------
Net increase resulting from capital
 share transactions.....................       2,744,801         45,915,779
                                            ------------       ------------
  Institutional Shares
  Proceeds from shares sold.............      47,188,591         19,171,866
  Reinvestment of dividends.............         308,193            117,140
  Reinvestment of capital gains.........               5                  0
  Cost of shares redeemed...............     (26,941,653)        (8,339,620)
                                            ------------       ------------
Net increase resulting from capital
 share transactions.....................      20,555,136         10,949,386
                                            ------------       ------------
Increase in Net Assets..................      23,299,937         56,865,165
NET ASSETS:
Beginning net assets....................      56,865,165                  0
                                            ------------       ------------
Ending net assets.......................    $ 80,165,102       $ 56,865,165
                                            ============       ============
SHARES ISSUED AND REDEEMED:
  Administrative Shares
  Shares sold...........................         461,600            595,438
  Shares issued in reinvestment of
   dividends and distributions..........           8,382              4,231
  Shares redeemed.......................        (442,542)          (140,608)
                                            ------------       ------------
Net increase in shares outstanding......          27,440            459,061
                                            ============       ============
  Institutional Shares
  Shares sold...........................         469,627            191,080
  Shares issued in reinvestment of
   dividends and distributions..........           3,072              1,169
  Shares redeemed.......................        (267,995)           (83,080)
                                            ------------       ------------
Net increase in shares outstanding......         204,704            109,169
                                            ============       ============

   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

                                                           For the Period From
                               For the Six Months            October 31, 1998
                                     Ended                   (commencement of
                                August 31, 1999               operations) to
                                  (Unaudited)               February 28, 1999
                          ---------------------------- ----------------------------
                          Administrative Institutional Administrative Institutional
                              Shares        Shares         Shares        Shares
                          -------------- ------------- -------------- -------------
Net Assets Value,
 beginning of period....     $100.02        $100.30       $100.00        $100.00
Income from investment
 operations:
  Net investment
   income...............        2.18           2.33          1.83           1.97
  Net realized gain on
   investments..........        0.00**         0.00**        0.00           0.00
                             -------        -------       -------        -------
Total from investment
 operations.............        2.18           2.33          1.83           1.97
Less distributions:
  From net investment
   income...............       (2.18)         (2.26)        (1.81)         (1.67)
  From net realized
   gains................       (0.00)**       (0.00)**       0.00          (0.00)
                             -------        -------       -------        -------
Total distributions.....       (2.18)         (2.26)        (1.81)         (1.67)
                             -------        -------       -------        -------
Net Asset Value, end of
 period.................     $100.02        $100.37       $100.02        $100.30
                             =======        =======       =======        =======
Total Return (not
 annualized)............        2.20%          2.35%         1.84%          1.98%
Ratios/Supplemental
 data:
  Net assets, end of
   period (000).........     $48,661        $31,505       $45,916        $10,949
Ratios to average net
 assets*:
  Ratio of expenses to
   average net assets
   (1)..................        0.75%          0.45%         0.75%          0.45%
  Ratio of net
   investment income to
   average net assets
   (2)..................        4.32%          4.64%         4.52%          4.86%
-----------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to
    reimbursement of
    fees and expenses*..        1.13%          0.83%         1.32%          1.62%
(2) Ratio of net
    investment income to
    average net assets
    prior to
    reimbursement of
    fees and expenses*..        3.94%          4.26%         3.95%          3.69%
-----------------------------------------------------------------------------------

 * Annualized
** Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Summary of Significant Accounting Policies

  Hewitt Money Market Fund (the "Fund") is a series of Hewitt Series Trust (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998. The investment objective of the Fund is to provide a high level of income while preserving capital and liquidity by investing in high quality, short-term investments. The Fund pursues its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund presently offers two classes of shares, Administrative Shares and Institutional Shares. Shares of each class have identical interests in the Master Portfolio and have the same rights, however, differ principally in their respective distribution fees and shareholder servicing fees.

  The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

  The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of August 31, 1999, the value of the Fund's investment in the Master Portfolio was 39.97% of the outstanding interests of the Master Portfolio. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

Security Transactions and Income Recognition

  Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: Interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. All net investment income and realized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

                           HEWITT MONEY MARKET FUND
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued


Federal Income Taxes

  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions of the Code applicable to regulated investment companies, as defined by the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at August 31, 1999.

Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any capital gains are declared and distributed annually, generally in December.

2 Agreements and Other Transactions with Affiliates

  Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The Administrator has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses on an annual basis does not exceed 0.45% and 0.75% of the average daily net assets of the Fund attributable to Institutional and Administrative Shares, respectively. The Administrator may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the period ended August 31, 1999, the Administrator reimbursed the Fund $89,398 and $33,398 for expenses related to Administrative Shares and Institutional Shares, respectively.

  Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Master Portfolio's investment advisor. For its services, BGFA is paid by the Master Portfolio a fee calculated at an annual rate of 0.10% of the Master Portfolio's average daily net assets. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Hewitt Services LLC (the "Distributor") serves as the Distributor of the Fund's shares. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to Pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

                           HEWITT MONEY MARKET FUND
             NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued


  Hewitt Associates LLC also serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for Institutional Shares. The Shareholder Servicing Agent is responsible for receiving on behalf of the Fund's Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares. The Shareholder Servicing Agent is also responsible for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares. This fee is an expense of Institutional Shares only and is not borne by Administrative Shares.

  The Trust has retained the Distributor to serve as Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Distributor sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of average daily net assets of the Fund attributable only to Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                          AUGUST 31, 1999 (Unaudited)

                            Portfolio of Investments

                                                Yield to Maturity
  Principal            Security Name            Maturity   Date      Value
 ----------- --------------------------------   -------- -------- ------------
             CERTIFICATES OF DEPOSIT--23.32%
 $ 5,000,000 Abbey National Treasury Service     5.04%   02/08/00 $  4,999,154
   5,000,000 ABN Amro Bank NV                    5.14%   02/22/00    4,999,081
  10,000,000 Bank of Montreal                    5.09%   04/14/00    9,997,614
   3,000,000 Bayerische Hypo-Und Vereinsbank
             AG                                  5.23%   03/01/00    3,000,144
   5,000,000 Chase Manhattan Bank                5.18%   03/15/00    4,998,449
   3,000,000 Credit Suisse First Boston          5.60%   06/04/00    3,000,000
   7,000,000 Morgan Guaranty Trust Co            5.36%   04/05/00    7,000,000
   5,000,000 SNB Key Bank                        5.60%   06/16/00    4,997,343
   4,000,000 Toronto-Dominion Bank               5.08%   12/29/99    4,000,746
                                                                  ------------
             TOTAL CERTIFICATES OF DEPOSIT                        $ 46,992,531
             COMMERCIAL PAPER--54.22%
   5,000,000 Alpine Securitization Corp          5.13%   09/02/99    4,999,287
   7,000,000 Banco Mercantile Del Norte          4.82%   09/27/99    6,975,632
   1,483,000 Barton Capital Corp                 5.22%   10/06/99    1,475,474
   1,505,000 BTR Dunlop Finance Inc              5.20%   09/08/99    1,503,478
   3,476,000 Enterprise Funding Corp             5.15%   09/20/99    3,466,552
   9,000,000 General Electric Capital Corp       5.60%   09/01/99    9,000,000
   5,000,000 General Electric Financial
             Assurance Holding                   5.04%   09/22/99    4,985,300
  10,000,000 GMAC Mortgage Corp                  5.20%   09/01/99   10,000,000
   5,000,000 International Securitization        5.32%   09/15/99    4,989,655
   3,000,000 Monte Rosa Capital Corp             5.30%   09/15/99    2,993,817
   5,000,000 Monte Rosa Capital Corp             5.37%   10/13/99    4,968,675
   5,000,000 Nationsbank NA                      4.95%   10/06/99    5,000,000
   8,000,000 Park Avenue Receivables Corp        5.33%   09/22/99    7,975,127
   5,000,000 Pemex Capital Inc                   5.27%   09/27/99    4,980,969
   9,000,000 Prudential Funding Corp             5.61%   09/01/99    9,000,000
   7,000,000 Special Purpose Accounts
             Receivable Cooperative Corp         5.34%   02/07/00    7,000,000
  10,000,000 WCP Funding Corp                    5.15%   09/16/99    9,978,542
   5,000,000 Windmill Funding Corp               5.14%   09/27/99    4,981,439
   5,000,000 Windmill Funding Corp               5.15%   09/16/99    4,989,271
                                                                  ------------
             TOTAL COMMERCIAL PAPER                               $109,263,218
             U.S. GOVERNMENT AGENCY SECURITIES--2.48%
   5,000,000 Federal Home Loan Bank              4.95%   02/17/00    4,998,890
                                                                  ------------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES                                           $  4,998,890
             VARIABLE & FLOATING RATE NOTES--
             7.44%
   7,000,000 Ford Motor Credit Co                5.49%   08/18/00    6,993,311
   8,000,000 Lexington Parker                    5.37%   02/07/00    8,000,000
                                                                  ------------
             TOTAL VARIABLE & FLOATING RATE
             NOTES                                                $ 14,993,311

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                          AUGUST 31, 1999 (Unaudited)

                            Portfolio of Investments

  Principal               Security Name                               Value
 ----------- ---------------------------------------               ------------
             REPURCHASE AGREEMENTS--11.88%
 $23,932,000 Merrill Lynch Repurchase Agreement
             dated 08/31/99, due 09/01/99 with a
             maturity value of $23,935,670 and an
             effective yield of 5.14%,
             Collateralized by Federal National
             Mortgage Association ARM Obligations
             with rates ranging from 5.78% to 7.00%,
             maturity dates ranging from 07/01/01 to
             08/01/38 and an aggregate market value
             of $24,285,069.                                       $ 23,932,000
         644 Morgan Stanley Triparty Repurchase
             Agreement dated 8/31/99, due 9/1/99
             with a maturity value of $644 and an
             effective yield of 5.14%,
             Collateralized by a U.S Treasury Bill
             with a rate of 5.28%, a maturity of
             9/15/99 and a market value of $9,978                           644
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS                           $ 23,932,644
             TOTAL INVESTMENTS IN SECURITIES
             (Cost $200,180,594) ** (Notes 1 and 3)         99.34% $200,180,594
             Other Assets and Liabilities                    0.66%    1,354,939
                                                           ------- ------------
             TOTAL NET ASSETS                              100.00% $201,535,533
                                                           ======= ============

--------
** Cost for income tax purposes is the same as for financial statement purposes.


   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                          August 31, 1999 (Unaudited)

ASSETS
Investments:
In securities, at market value (see cost below) (Note 1).......... $200,180,594
Receivables:
  Interest........................................................    1,389,863
                                                                   ------------
Total Assets......................................................  201,570,457
                                                                   ------------
LIABILITIES
Payables:
  Due to BGI (Note 2).............................................       34,924
                                                                   ------------
Total Liabilities.................................................       34,924
                                                                   ------------
TOTAL NET ASSETS.................................................. $201,535,533
                                                                   ============
INVESTMENTS AT COST............................................... $200,180,594




   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
              For the Six Months Ended August 31, 1999 (Unaudited)

INVESTMENT INCOME
  Interest.......................................................... $5,851,012
                                                                     ----------
  Total Investment Income...........................................  5,851,012
EXPENSES (NOTE 2)
  Advisory Fees.....................................................    117,060
                                                                     ----------
Total expenses......................................................    117,060
                                                                     ----------
NET INVESTMENT INCOME...............................................  5,733,952
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of investments..........................      4,128
                                                                     ----------
Net Gain on Investments.............................................      4,128
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $5,738,080
                                                                     ==========




   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     For the Six Months Ended
                                         August 31, 1999      For the Year Ended
                                           (Unaudited)        February 28, 1999
                                     ------------------------ ------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income............        $  5,733,952          $  5,411,548
  Net realized gain on sales of
   investments.....................               4,128                     0
                                           ------------          ------------
Net increase in net assets
 resulting from operations.........           5,738,080             5,411,548
                                           ------------          ------------
Net increase (decrease) in net
 assets resulting from beneficial
 interest transactions.............         (66,848,868)          257,234,773
                                           ------------          ------------
Increase (decrease) in Net Assets..         (61,110,788)          262,646,321
                                           ------------          ------------
NET ASSETS:
Beginning net assets...............         262,646,321                     0
Ending net assets..................        $201,535,533          $262,646,321
                                           ============          ============




   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, Extended Index, U.S. Equity Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. These financial statements contain the Money Market Master Portfolio (the "Master Portfolio").

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

  The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

 Security Transactions and Income Recognition

  Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

 Federal Income Taxes

  The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, the investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their

                          MASTER INVESTMENT PORTFOLIO
contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1999 by the Master Portfolio are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio as compensation for its advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolio. Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

                               TABLE OF CONTENTS
                                                        Page
                                                        ----

                           HEWITT MONEY MARKET FUND


       Manager's Discussion and Analysis...............  1

       Statement of Assets and Liabilities.............  2

       Statement of Operations.........................  3

       Statement of Changes in Net Assets..............  4

       Financial Highlights............................  5

       Notes to Financial Statements...................  6

                      MASTER INVESTMENT PORTFOLIO

       Portfolio of Investments........................  9

       Statement of Assets and Liabilities............. 11

       Statement of Operations......................... 12

       Statement of Changes in Net Assets.............. 13

       Notes to the Financial Statements............... 14


                            [GRAPHIC APPEARS HERE]

                                    Hewitt
                               Money Market Fund

                              Semi-Annual Report
                                August 31, 1999